Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]

7.      EXPLORATION AND EVALUATION ASSETS

(a) In 2017, the Company entered into an option earn-in agreement with a private group whereby the Company can earn up to a 100% interest in a prospective land claim package. As of December 31, 2021, the Company has incurred $9,930 in exploration expenditures on the property and there are no further exploration funding requirements under the earn-in agreement. To complete the earn-in, the Company must make a final cash or share payment of $150 on the fifth anniversary of the agreement, at which time the vendors will retain a 2% net smelter returns royalty (“NSR”). In May 2021, the Company elected to settle the fourth option payment of $100 in shares, and issued 5,223 shares to the vendors in settlement of the payment.

(b) In 2018, the Company entered into an option agreement with another private group, whereby the Company has the right to earn 100% ownership interest in a company which owns the Deer Trail project in Utah. The Company paid $150 upon signing the agreement, $150 in October 2020 and another $150 in December 2021. To earn 100% interest in the property, the Company must make remaining cash payments totaling $1,550 over the next 7 years, and fund a cumulative of $30,000 of eligible exploration expenditures by 2028. As of December 31, 2021, the Company incurred $9,509 eligible exploration expenditures on the property. As at December 31, 2021, the Company also bonded and recorded a $409 reclamation liability for the project (see Note 2(k)). Other than the reclamation liability, the balance of cash payments and exploration commitments are optional at the Company’s discretion. Upon the Company’s 100% earn-in, the vendors will retain a 2% NSR.

To December 31, 2021, the Company has incurred the following exploration and evaluation expenditures on these earn-in projects:

	Year ended December 31
	2021	2020
Exploration and evaluation assets:
Acquisition costs
Option and other payments	$300	$250
Reclamation obligation	-	149
Total acquisition costs	300	399
Geochemical	228	78
Camp and site costs	319	411
Drilling	3,343	198
Geological consulting	1,968	2,216
Geophysical	215	430
Land taxes and government fees	721	787
Legal, community and other consultation costs	475	393
Travel	213	294
Total for the year	7,782	5,206
Balance, beginning of year	12,472	7,266
Balance, end of year	$20,254	$12,472

Included in exploration and evaluation assets at December 31, 2021, were liabilities for trade and other payables of $518 ( December 31, 2020: $128) and a reclamation obligation accrued in the year of nil ( December 31, 2020: $149), both non-cash investing activities.